DELAWARE LIFE INSURANCE COMPANY

DELAWARE LIFE VARIABLE ACCOUNT I

EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE

SUPPLEMENT DATED JULY 1, 2026 TO THE UPDATING SIMMARY PROSPECTUS

DATED JUNE 30, 2026

This supplement corrects a typographical error on the cover page of the Updating Summary Prospectus dated June 30, 2026 for Executive Variable Universal Life Insurance. The wording “Delaware Life Variable Account G” in the fourth paragraph is hereby deleted and replaced with “Delaware Life Variable Account I”.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE